Consolidated Schedule of Investments(a)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-84.06%
Australia-2.12%
IREN Ltd.(b)(c)	3,992	$146,906
Canada-2.03%
Hive Digital Technologies Ltd.(b)(c)	49,579	140,309
Cayman Islands-2.12%
Bullish(b)(c)	6,717	146,363
China-3.83%
Canaan, Inc., ADR(b)	538,413	91,530
OSL Group Ltd.(b)(c)	115,534	173,163
		264,693
Israel-2.16%
Etoro Group Ltd., Class A(b)(c)	4,186	149,315
Japan-2.39%
Metaplanet, Inc.(b)	113,652	165,380
Norway-0.92%
Aker ASA, Class A	473	63,584
Taiwan-0.80%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137	55,382
United States-67.69%
Advanced Micro Devices, Inc.(b)	109	51,900
American Bitcoin Corp., Class A(b)	27,857	153,771
Applied Digital Corp.(b)(c)	1,843	50,480
Bakkt, Inc.(b)(c)	19,903	142,705
Bit Digital, Inc.(b)	35,414	46,392
Bitdeer Technologies Group(b)	11,626	122,306
Bitgo Holdings, Inc., Class A(b)(c)	31,791	154,504
Bitmine Immersion Technologies, Inc.(c)	11,340	195,955
Block, Inc., Class A(b)	769	62,474
BTCS, Inc.(b)(c)	157,155	161,870
Cipher Digital, Inc.(b)	7,162	159,856
Circle Internet Group, Inc.(b)(c)	2,643	165,478
CleanSpark, Inc.(b)(c)	12,923	177,820
Coinbase Global, Inc., Class A(b)	1,051	153,719
Core Scientific, Inc.(b)	2,507	51,945
Digi Power X, Inc.(b)(c)	12,713	46,784
Forum Markets, Inc.(b)(c)	28,234	145,687
Galaxy Digital, Inc.(b)(c)	6,638	139,464
GameStop Corp., Class A(b)(c)	2,710	58,861
Gemini Space Station, Inc., Class A(b)(c)	39,197	152,868
Goldman Sachs Group, Inc. (The)	56	57,029
Hut 8 Corp.(b)(c)	1,569	168,871
Hyperscale Data, Inc.(b)	428,636	51,436
JPMorgan Chase & Co.	177	62,267
Keel Infrastructure Corp.(b)(c)	34,418	136,639
MARA Holdings, Inc.(b)(c)	12,600	142,632
Microsoft Corp.	155	72,032
Nakamoto, Inc.(b)	43,722	207,680
NVIDIA Corp.	293	58,820
	Shares	Value
United States-(continued)
PayPal Holdings, Inc.	1,313	$75,117
Riot Platforms, Inc.(b)(c)	7,745	156,217
Robinhood Markets, Inc., Class A(b)	516	44,665
SharpLink, Inc.(b)(c)	31,313	191,636
SoFi Technologies, Inc.(b)(c)	3,195	52,110
Soluna Holdings, Inc.(b)(c)	45,765	55,833
Strategy, Inc., Class A(b)	1,774	165,479
Strive, Inc., Class A(b)(c)	13,220	146,874
Terawulf, Inc.(b)(c)	7,181	126,816
Tesla, Inc.(b)	147	45,748
Trump Media & Technology Group Corp.(b)	6,958	68,606
Twenty One Capital, Inc., Class A(b)	31,913	136,269
Visa, Inc., Class A	170	62,242
		4,679,857
Total Common Stocks & Other Equity Interests (Cost $6,191,439)		5,811,789
Exchange-Traded Funds-15.89%
United States-15.89%
Grayscale Bitcoin Trust ETF(b)	2,541	123,823
Bitwise Bitcoin ETF(b)	1,076	36,724
Fidelity Wise Origin Bitcoin Fund(b)	2,922	159,863
ARK 21Shares Bitcoin ETF(b)	1,750	36,487
iShares Bitcoin Trust ETF(b)	18,333	653,388
Grayscale Bitcoin Mini Trust ETF(b)	1,841	51,198
VanEck Bitcoin ETF(b)	2,069	36,787
Total Exchange-Traded Funds (Cost $1,029,659)		1,098,270
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $7,221,098)		6,910,059
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.68%
Invesco Private Government Fund, 3.69%(d)(e)(f)	539,580	539,580
Invesco Private Prime Fund, 3.82%(d)(e)(f)	1,719,442	1,719,614
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,259,279)		2,259,194
TOTAL INVESTMENTS IN SECURITIES-132.63% (Cost $9,480,377)		9,169,253
OTHER ASSETS LESS LIABILITIES-(32.63)%		(2,255,721)
NET ASSETS-100.00%		$6,913,532

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$982,898	$(982,898)	$-	$-	$-	$295
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	566,668	6,221,225	(6,248,313)	-	-	539,580	53,898 *
Invesco Private Prime Fund	1,477,054	8,524,496	(8,281,525)	(85)	(326)	1,719,614	58,956 *
Total	$2,043,722	$15,728,619	$(15,512,736)	$(85)	$(326)	$2,259,194	$113,149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,409,662	$402,127	$-	$5,811,789
Exchange-Traded Funds	1,098,270	-	-	1,098,270
Money Market Funds	-	2,259,194	-	2,259,194
Total Investments	$6,507,932	$2,661,321	$-	$9,169,253